Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Summary of Intangible Assets

		Other Intangible assets
	Goodwill	Capitalized software	Other intangible assets	Ongoing development costs	Total
Cost
At January 1, 2022	130,364	11,167	4,520	3,075	149,126
Additions	—	1,961	1,628	800	4,389
Reclassification	—	2,223	—	(2,223)	—
Exchange differences	(17,460)	(1,530)	(653)	(438)	(20,081)
At December 31, 2022	112,904	13,821	5,495	1,214	133,434
Additions	—	252	1,800	446	2,498
Reclassification	—	555	—	(555)	—
Exchange differences	5,309	698	322	54	6,383
At December 31, 2023	118,213	15,326	7,617	1,159	142,315
Accumulated amortization
At January 1, 2022	—	(1,806)	(1,395)	—	(3,201)
Amortization charge	—	(2,101)	(976)	—	(3,077)
Exchange differences	—	315	217	—	532
At December 31, 2022	—	(3,592)	(2,154)	—	(5,746)
Amortization charge	—	(4,040)	(1,305)	—	(5,345)
Impairment	—	(336)	—	—	(336)
Exchange differences	—	(389)	(173)	—	(562)
At December 31, 2023	—	(8,357)	(3,632)	—	(11,989)
Cost, net accumulated amortization
At December 31, 2022	112,904	10,229	3,341	1,214	127,688
At December 31, 2023	118,213	6,969	3,985	1,159	130,326